Revenue (Details) - Schedule of primary geographical market and major products - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue (Details) - Schedule of primary geographical market and major products [Line Items]
Segment revenue	$ 585,530	$ 449,380	$ 461,865
Intra-segment revenue	(175,788)	(117,913)	(137,073)
Revenue from contracts with customers	409,742	331,467	324,792
Timing of revenue recognition
Goods transferred at a point in time	406,105	329,254	314,633
Services transferred over time	3,637	2,213	10,159
Total revenue from contracts with customers	409,742	331,467	324,792
NextGel [Member]
Revenue (Details) - Schedule of primary geographical market and major products [Line Items]
Segment revenue	244,791	201,294	192,247
Intra-segment revenue	(123,964)	(95,315)	(94,958)
Revenue from contracts with customers	120,827	105,979	97,289
Timing of revenue recognition
Goods transferred at a point in time	117,190	103,766	94,964
Services transferred over time	3,637	2,213	2,325
Total revenue from contracts with customers	120,827	105,979	97,289
Procaps Colombia [Member]
Revenue (Details) - Schedule of primary geographical market and major products [Line Items]
Segment revenue	156,820	121,532	124,090
Intra-segment revenue	(1,493)	(6,637)	(3,977)
Revenue from contracts with customers	155,327	114,895	120,113
Timing of revenue recognition
Goods transferred at a point in time	155,327	114,895	112,279
Services transferred over time			7,834
Total revenue from contracts with customers	155,327	114,895	120,113
CAN [Member]
Revenue (Details) - Schedule of primary geographical market and major products [Line Items]
Segment revenue	67,842	44,808	54,628
Intra-segment revenue	(16,905)	805	(4,949)
Revenue from contracts with customers	50,937	45,613	49,679
Timing of revenue recognition
Goods transferred at a point in time	50,937	45,613	49,679
Services transferred over time
Total revenue from contracts with customers	50,937	45,613	49,679
CASAND [Member]
Revenue (Details) - Schedule of primary geographical market and major products [Line Items]
Segment revenue	68,242	40,094	42,332
Intra-segment revenue	(14,286)	(1,538)	(2,271)
Revenue from contracts with customers	53,956	38,556	40,061
Timing of revenue recognition
Goods transferred at a point in time	53,956	38,556	40,061
Services transferred over time
Total revenue from contracts with customers	53,956	38,556	40,061
Diabetrics [Member]
Revenue (Details) - Schedule of primary geographical market and major products [Line Items]
Segment revenue	47,835	39,221	36,931
Intra-segment revenue	(19,140)	(16,432)	(14,703)
Revenue from contracts with customers	28,695	22,789	22,228
Timing of revenue recognition
Goods transferred at a point in time	28,695	22,789	22,228
Services transferred over time
Total revenue from contracts with customers	28,695	22,789	22,228
Corporate [Member]
Revenue (Details) - Schedule of primary geographical market and major products [Line Items]
Segment revenue		2,431	11,637
Intra-segment revenue		1,204	(16,215)
Revenue from contracts with customers		3,635	(4,578)
Timing of revenue recognition
Goods transferred at a point in time		3,635	(4,578)
Services transferred over time
Total revenue from contracts with customers		$ 3,635	$ (4,578)